Summary of Significant Accounting Policies (Details 3) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Schedule for computation of basic and diluted earnings per share
Net (loss) income	$ (301,120)	$ 154,105	$ (11,846)	$ 257,586
Weighted average shares outstanding - basic	10,373,128	5,300,000	5,313,661	5,300,000
Effect of dilutive securities:
Options issued
Weighted average shares outstanding - diluted	10,373,128	5,300,000	5,313,661	5,300,000
Net (loss) income per share - basic	$ (0.029)	$ 0.029	$ (0.002)	$ 0.05
Net (loss) income per share - diluted	$ (0.029)	$ 0.029	$ (0.002)	$ 0.05